Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure Text Block Supplement [Abstract]
Goodwill Disclosure [Text Block]

5. Goodwill

The following table summarizes goodwill activity by reportable segment (dollars in thousands):

	North America	International	Consolidated
Goodwill - December 31, 2023	$6,675	$20,078	$26,753
Goodwill Acquired	-	-	-
Goodwill Impairment	(6,675)	-	(6,675)
Adjustments (1)	-	240	240

Goodwill – September 30, 2024	$-	$20,318	$20,318

(1)	The adjustments to goodwill pertain to foreign currency translation adjustments, totaling positive $0.85 million and positive $0.24 million during the three and nine-month periods ended September 30, 2024.

6.	Goodwill

The following table presents goodwill balances (dollars in thousands):

	December 31,
	2023	2022
Acquisition of Northeast	$2,793	$2,793
Acquisition of Charge Savvy	3,755	3,755
Acquisition of Transact Europe Holdings	20,205	20,205

Total goodwill	$26,753	$26,753